Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	30,000,000	30,000,000	30,000,000
Common stock, shares issued	8,842,290	8,096,014	4,252,021
Common stock, shares outstanding	8,842,290	8,096,014	4,252,021
Series A Convertible Preferred Stock
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock shares authorized	500,000	500,000
Preferred stock shares issued	17,827	19,800
Preferred stock shares outstanding	17,827	19,800